Summary of significant accounting and reporting policies - Narrative (Details)		12 Months Ended
	Apr. 23, 2026 USD ($) bitcoin	Dec. 31, 2025 USD ($) bitcoin	Dec. 31, 2024 USD ($) bitcoin	Dec. 31, 2023 USD ($) bitcoin	Dec. 31, 2022 USD ($) bitcoin
Disclosure of detailed information about intangible assets [line items]
Private equity offering proceeds, including pre-funded warrants, net of transaction costs paid		$ 152,140,000	$ 0	$ 25,450,000
Proceeds from exercise of pre-funded and 2025 warrants		32,521,000	0	0
Proceeds from convertible debt, net of transaction costs paid		174,395,000	0	0
Proceeds from current borrowings			14,000,000.0	9,000,000.0
Profit (loss) for the year		(109,279,000)	57,567,000	(40,990,000)
Retained earnings		145,074,000	35,795,000	93,362,000
Working capital		69,500,000
Cash and cash equivalents		13,386,000	9,093,000	5,705,000	$ 5,671,000
Purchase of digital assets		$ (377,200,000)	$ 0	$ 0
Disposals | bitcoin		(1,095)	0	0
Number of bitcoin | bitcoin		2,139	0	0	0
Proceeds from sale of digital assets		$ 116,532,000	$ 0	$ 0
Period of the maintenance		1 year
Revenue from development contracts where no related incremental costs were identified				214,000
Document Period End Date		Dec. 31, 2025
Current Fiscal Year End Date		--12-31
Performance obligation		$ 576,000		88,000
Contract liabilities		204,000	300,000	190,000
Proceeds from exercise of warrants		32,500,000
Issue of convertible instruments		$ 174,400,000
Licenses
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses		5 years
Capitalized development costs | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses		3 years
Capitalized development costs | Top of range
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses		5 years
Digital Assets Transactions
Disclosure of detailed information about intangible assets [line items]
Aggregate principal amount of outstanding debentures	$ 43,700,000
Number of bitcoin held | bitcoin	1,114
Number of bitcoin held as collateral for convertible debt | bitcoin	917
Number of unrestricted bitcoin held | bitcoin	197
Accumulated deficit
Disclosure of detailed information about intangible assets [line items]
Profit (loss) for the year		$ (109,279,000)	$ 57,567,000	$ (40,990,000)